Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
General Dynamics Corp.	12,914	$2,277,384
Raytheon Co.	5,793	1,272,954
United Technologies Corp.	44,059	6,598,276

		10,148,614

Air Freight & Logistics — 0.4%
FedEx Corp.	13,100	1,980,851

Airlines — 0.4%
Delta Air Lines Inc.	24,942	1,458,608
Southwest Airlines Co.	10,396	561,176

		2,019,784

Automobiles — 0.9%
Ford Motor Co.	212,374	1,975,078
General Motors Co.	67,382	2,466,181

		4,441,259

Banks — 13.9%
Bank of America Corp.	442,093	15,570,515
Citigroup Inc.	118,549	9,470,880
JPMorgan Chase & Co.	169,421	23,617,287
PNC Financial Services Group Inc. (The)	23,769	3,794,246
Truist Financial Corp.	72,685	4,093,619
U.S. Bancorp.	77,716	4,607,782
Wells Fargo & Co.	207,034	11,138,429

		72,292,758

Beverages — 1.4%
Coca-Cola Co. (The)	66,226	3,665,609
Constellation Brands Inc., Class A	8,607	1,633,178
Keurig Dr Pepper Inc.	11,007	318,653
PepsiCo Inc.	12,187	1,665,597

		7,283,037

Biotechnology — 1.5%
Alexion Pharmaceuticals Inc.(a)	2,825	305,523
Amgen Inc.	2,585	623,166
Biogen Inc.(a)	6,423	1,905,897
Gilead Sciences Inc.	59,310	3,853,964
Regeneron Pharmaceuticals Inc.(a)	3,533	1,326,571

		8,015,121

Building Products — 0.3%
Johnson Controls International PLC	42,229	1,719,143

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	44,543	2,241,849
BlackRock Inc.(b)	6,431	3,232,864
Charles Schwab Corp. (The)	25,021	1,189,999
CME Group Inc.	19,229	3,859,645
Goldman Sachs Group Inc. (The)	17,303	3,978,479
Intercontinental Exchange Inc.	17,958	1,662,013
Morgan Stanley	63,206	3,231,091
TD Ameritrade Holding Corp.	1,895	94,181

		19,490,121

Chemicals — 3.1%
Air Products & Chemicals Inc.	10,252	2,409,117
Dow Inc.(a)	40,666	2,225,650
DuPont de Nemours Inc.	40,278	2,585,848
Linde PLC	29,176	6,211,570
LyondellBasell Industries NV, Class A	14,427	1,363,063

Security	Shares	Value

Chemicals (continued)
PPG Industries Inc.	8,679	$1,158,560

		15,953,808

Commercial Services & Supplies — 0.1%
Waste Management Inc.	4,991	568,774

Consumer Finance — 0.9%
American Express Co.	16,094	2,003,542
Capital One Financial Corp.	25,375	2,611,341

		4,614,883

Diversified Financial Services — 4.6%
Berkshire Hathaway Inc., Class B(a)	106,274	24,071,061

Diversified Telecommunication Services — 5.6%
AT&T Inc.	396,631	15,500,340
Verizon Communications Inc.	224,840	13,805,176

		29,305,516

Electric Utilities — 3.6%
American Electric Power Co. Inc.	26,828	2,535,514
Duke Energy Corp.	39,562	3,608,450
Exelon Corp.	52,662	2,400,861
NextEra Energy Inc.	26,526	6,423,536
Southern Co. (The)	56,509	3,599,623

		18,567,984

Electrical Equipment — 0.9%
Eaton Corp. PLC	22,409	2,122,580
Emerson Electric Co.	30,360	2,315,254

		4,437,834

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	75,216	3,023,683

Entertainment — 3.1%
Activision Blizzard Inc.	38,917	2,312,448
Electronic Arts Inc.(a)	1,540	165,566
Walt Disney Co. (The)	94,848	13,717,866

		16,195,880

Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis Inc.	34,085	3,038,337
Public Storage	1,930	411,013
Simon Property Group Inc.	1,888	281,236

		3,730,586

Food & Staples Retailing — 2.2%
Walgreens Boots Alliance Inc.	40,917	2,412,466
Walmart Inc.	76,289	9,066,185

		11,478,651

Food Products — 1.4%
General Mills Inc.	32,563	1,744,074
Kraft Heinz Co. (The)	33,857	1,087,826
Mondelez International Inc., Class A	77,202	4,252,286

		7,084,186

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	53,044	4,607,402
Baxter International Inc.	13,897	1,162,067
Becton Dickinson and Co.	13,306	3,618,833
Danaher Corp.	31,683	4,862,707
Medtronic PLC	72,906	8,271,185

		22,522,194

Health Care Providers & Services — 2.6%
Anthem Inc.	9,755	2,946,303

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	13,812	$2,824,416
CVS Health Corp.	70,512	5,238,336
HCA Healthcare Inc.	5,851	864,836
Humana Inc.	4,102	1,503,465

		13,377,356

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	21,705	1,103,265
Las Vegas Sands Corp.	9,585	661,748
McDonald’s Corp.	34,347	6,787,311
Yum! Brands Inc.	1,831	184,437

		8,736,761

Household Products — 4.1%
Colgate-Palmolive Co.	45,654	3,142,821
Kimberly-Clark Corp.	18,538	2,549,902
Procter & Gamble Co. (The)	126,499	15,799,725

		21,492,448

Industrial Conglomerates — 2.2%
3M Co.	7,147	1,260,874
General Electric Co.	470,042	5,245,669
Honeywell International Inc.	20,000	3,540,000
Roper Technologies Inc.	4,698	1,664,172

		11,710,715

Insurance — 3.5%
Aflac Inc.	39,430	2,085,847
Allstate Corp. (The)	17,555	1,974,060
American International Group Inc.	47,257	2,425,702
Chubb Ltd.	24,474	3,809,623
Marsh & McLennan Companies Inc.	3,337	371,775
MetLife Inc.	42,230	2,152,463
Progressive Corp. (The)	21,322	1,543,500
Prudential Financial Inc.	22,025	2,064,623
Travelers Companies Inc. (The)	11,732	1,606,697

		18,034,290

IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	27,573	1,710,078
Fidelity National Information Services Inc.	12,864	1,789,254
International Business Machines Corp.	19,032	2,551,049

		6,050,381

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	6,909	2,244,527

Machinery — 1.3%
Caterpillar Inc.	26,842	3,964,026
Deere & Co.	15,203	2,634,072

		6,598,098

Media — 1.4%
Charter Communications Inc., Class A(a)(c)	3,434	1,665,765
Comcast Corp., Class A	129,682	5,831,799

		7,497,564

Metals & Mining — 0.0%
Southern Copper Corp.	1,224	51,996

Multi-Utilities — 0.7%
Dominion Energy Inc.	44,644	3,697,416

Multiline Retail — 0.6%
Target Corp.	25,633	3,286,407

Security	Shares	Value

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	103,570	$12,481,221
ConocoPhillips	59,656	3,879,430
EOG Resources Inc.	31,509	2,639,194
Exxon Mobil Corp.	229,977	16,047,795
Kinder Morgan Inc./DE	105,935	2,242,644
Marathon Petroleum Corp.	34,936	2,104,894
Occidental Petroleum Corp.	48,647	2,004,743
Phillips 66	24,360	2,713,947
Valero Energy Corp.	22,259	2,084,555

		46,198,423

Pharmaceuticals — 7.1%
Allergan PLC	17,813	3,405,311
Bristol-Myers Squibb Co.	52,464	3,367,664
Johnson & Johnson	122,527	17,873,014
Merck & Co. Inc.	7,242	658,660
Pfizer Inc.	302,247	11,842,037

		37,146,686

Road & Rail — 1.1%
CSX Corp.	25,920	1,875,571
Norfolk Southern Corp.	12,262	2,380,422
Uber Technologies Inc.(a)(c)	45,898	1,365,007

		5,621,000

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices Inc.	17,274	2,052,842
Applied Materials Inc.	23,236	1,418,325
Intel Corp.	236,510	14,155,124
Micron Technology Inc.(a)	60,065	3,230,296

		20,856,587

Software — 0.1%
Autodesk Inc.(a)	2,711	497,360

Specialty Retail — 1.1%
Home Depot Inc. (The)	25,747	5,622,630

Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C(a)	2,253	115,782
HP Inc.	76,370	1,569,403

		1,685,185

Tobacco — 1.9%
Altria Group Inc.	52,037	2,597,167
Philip Morris International Inc.	84,431	7,184,234

		9,781,401

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	8,064	632,379

Total Common Stocks — 99.8% (Cost: $448,043,539)		519,765,338

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(b)(d)(e)	1,963,679	1,964,465

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(d)	735,895	$735,895

		2,700,360

Total Short-Term Investments — 0.5% (Cost: $2,700,360)		2,700,360

Total Investments in Securities — 100.3% (Cost: $450,743,899)		522,465,698

Other Assets, Less Liabilities — (0.3)%		(1,381,217)

Net Assets — 100.0%		$521,084,481

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,963,679	(a)	—	1,963,679	$1,964,465	$2,860	(b)	$(281)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	445,784	290,111	(a)	—	735,895	735,895	11,097		—	—
BlackRock Inc.	5,855	1,843		(1,267)	6,431	3,232,864	61,109		9,743	452,193

						$5,933,224	$75,066		$9,462	$452,193

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	7	03/20/20	$1,131	$28,087

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$519,765,338	$—	$—	$519,765,338
Money Market Funds	2,700,360	—	—	2,700,360

	$522,465,698	$—	$—	$522,465,698

Derivative financial instruments(a)
Assets
Futures Contracts	$28,087	$—	$—	$28,087

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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